Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–144.75%(a)
New York–141.23%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $358,500)(b)(c)	4.00%	07/01/2051	$341	$6,823
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	142,330
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	904,417
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	500	534,437
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,015,914
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(d)	0.00%	07/15/2034	5,000	3,655,057
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	375	377,268
Series 2017 A, RB	5.00%	08/01/2047	1,000	992,993
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(e)	5.25%	06/01/2046	100	100,056
Series 2026, RB(e)	5.50%	06/01/2056	150	147,092
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	100	98,997
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(e)	5.63%	07/01/2045	90	91,034
Series 2025, RB(e)	6.00%	07/01/2060	100	100,831
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	100	98,201
Series 2022, RB(e)	5.75%	06/01/2062	250	241,014
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(e)	5.25%	10/15/2050	500	484,160
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	94,297
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	575	581,716
Series 2023, RB	5.25%	07/01/2062	1,500	1,509,652
Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	25	25,213
Series 2026, RB	5.25%	06/15/2051	50	50,426
Series 2026, RB	5.25%	06/15/2056	50	50,114
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	150	142,063
Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	555	520,514
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,840,939
Build NYC Resource Corp. (The Renaissance Charter School 2); Series 2025, RB	5.50%	06/15/2055	250	245,339
Build NYC Resource Corp. (Trips Obligated Group);
Series 2025, RB(f)	5.50%	07/01/2050	485	503,833
Series 2025, RB(f)	5.50%	07/01/2055	250	257,548
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	50	52,834
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	25	27,086
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(e)	6.50%	07/01/2057	1,000	990,094
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	375	374,983
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	1,250	1,265,508
Series 2025, RB	5.50%	12/01/2055	500	520,248
Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	260	260,775
Hempstead Town Local Development Corp.; Series 2022, RB	5.25%	06/15/2052	1,000	960,971
Long Island (City of), NY Power Authority; Series 2025 A, Ref. RB	5.25%	09/01/2050	2,210	2,364,810
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	150	150,149
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	3,000	3,028,568
Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	5,000	2,724,183
Series 2020 C-1, RB	5.00%	11/15/2050	950	959,710
Series 2020 C-1, RB	5.25%	11/15/2055	750	763,083
Series 2024, Ref. RB	5.00%	11/15/2050	2,000	2,077,758
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2044	320	314,186
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2017, RB	5.00%	12/01/2046	$100	$100,005
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(e)	6.00%	07/01/2057	115	115,024
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	767,633
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	35	36,745
Series 2024, Ref. RB	5.25%	06/01/2054	100	103,649
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(e)	5.00%	06/01/2050	100	98,040
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,110	3,110,063
Series 2016 A, RB	5.00%	11/15/2056	4,500	4,499,966
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(d)(g)	0.00%	01/01/2058	1,220	0
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	813,664
New York & New Jersey (States of) Port Authority; Two Hundred Thirty-First Series 2022, Ref. RB(f)	5.50%	08/01/2047	8,000	8,540,550
New York (City of), NY;
Series 2024 D, GO Bonds	5.25%	04/01/2047	500	530,249
Series 2025 A-1, GO Bonds	5.25%	08/01/2053	1,000	1,051,228
Series 2025, GO Bonds(h)	5.25%	10/01/2055	2,000	2,113,126
Series 2026 G, GO Bonds	5.25%	02/01/2053	1,000	1,053,318
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2043	1,700	1,819,459
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,000	4,600,092
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	250	262,272
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	2,020	2,124,278
Series 2010, VRD RB(i)	2.10%	06/15/2043	550	550,000
Series 2021 CC-1, RB	4.00%	06/15/2051	6,000	5,474,360
Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,712,616
Series 2024 AA, RB	4.00%	06/15/2054	250	226,631
Series 2026, RB	5.50%	06/15/2056	500	541,928
Series 2026, Ref. VRD RB(i)	2.10%	06/15/2041	1,000	1,000,000
Subseries 2025 AA-1, RB	5.25%	06/15/2055	500	528,804
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,452,858
Series 2019 B-1, RB	4.00%	11/01/2042	2,500	2,441,904
Series 2025 A, RB	5.00%	05/01/2054	500	515,610
Series 2025 E, RB	4.13%	11/01/2053	2,000	1,837,731
Series 2025 H, RB	4.50%	11/01/2052	1,000	976,502
Series 2026, RB	5.50%	11/01/2054	250	269,960
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	535	535,360
Series 2020 A, Ref. RB	4.00%	03/15/2048	2,000	1,841,640
Series 2022 A, Ref. RB	4.00%	03/15/2049	6,500	5,985,372
Series 2022 A, Ref. RB	5.00%	05/01/2052	200	203,461
Series 2024 A, RB	5.50%	05/01/2049	40	41,742
Series 2024 A, Ref. RB	4.00%	03/15/2054	2,105	1,902,580
Series 2024 B, Ref. RB	4.00%	03/15/2054	500	449,031
Series 2025 A, Ref. RB	5.00%	03/15/2053	800	828,460
Series 2025 C, Ref. RB	5.00%	03/15/2055	1,000	1,035,228
Series 2025, RB	5.13%	11/15/2050	200	202,314
Series 2025, RB	5.13%	11/15/2055	150	150,644
Series 2026 A, Ref. RB	5.25%	03/15/2056	1,000	1,058,408
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	100	102,034
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(j)	5.25%	07/01/2028	1,500	1,529,187
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,835,219
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(j)	5.00%	07/01/2051	50	51,286
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2024, RB	5.50%	11/01/2044	200	213,368
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2047	235	211,246
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	500	536,156
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	$2,875	$2,967,389
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,885,998
Series 2019 A, RB	5.00%	07/01/2049	1,785	1,805,007
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(j)	5.25%	07/01/2045	125	136,104
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,395	1,437,531
Series 2024, RB (INS - AGI)(j)	5.50%	10/01/2054	500	530,204
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	978,941
New York (State of) Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	250	254,075
New York (State of) Housing Finance Agency (Green Bonds); Series 2024 A-1, RB	5.00%	06/15/2054	300	306,272
New York (State of) Mortgage Agency (Social Bonds); Series 2023 252, RB	4.45%	10/01/2043	75	75,786
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	1,625	1,464,882
Series 2024 A, RB	4.00%	11/15/2054	250	227,232
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(j)	5.13%	11/15/2063	1,000	1,038,895
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	1,815	1,643,518
Series 2025 A, RB	5.00%	03/15/2049	500	523,777
Series 2025 A, RB	5.00%	03/15/2051	1,850	1,926,734
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	555	556,664
Series 2023, RB	4.80%	02/01/2053	1,620	1,624,839
Series 2024 C-1, RB	4.50%	08/01/2054	500	486,122
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	200	200,908
Series 2025, RB	5.00%	08/01/2055	125	126,202
Series 2026, RB	5.00%	11/01/2055	1,000	1,010,343
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,500,951
Series 2016 B, RB(d)	0.00%	11/15/2044	1,730	734,631
Series 2016, RB(d)	0.00%	11/15/2056	4,000	838,982
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	855	844,040
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	7,000	3,283,071
Series 2005 S-2, RB(d)	0.00%	06/01/2050	14,850	2,308,407
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	2,500	2,502,031
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	1,000	1,169,666
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	500	399,193
Series 2021 A, Ref. RB	2.88%	11/15/2046	3,325	2,481,379
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	585,005
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,260,780
Series 2021, Ref. RB(h)	4.00%	03/15/2046	9,000	8,596,229
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,382,373
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(f)(j)	5.13%	06/30/2060	500	502,872
Series 2023, RB(f)	5.38%	06/30/2060	1,500	1,507,225
Series 2024, RB (INS - BAM)(f)(j)	5.00%	06/30/2060	2,300	2,312,893
Series 2024, RB(f)	5.50%	06/30/2060	700	709,187
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(f)(j)	5.25%	06/30/2049	735	754,592
Series 2025, RB (INS - AGI)(f)(j)	6.00%	06/30/2060	500	534,777
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(f)	5.00%	07/01/2041	2,500	2,500,856
Series 2016 A, RB(f)	5.00%	07/01/2046	1,000	999,995
Series 2016 A, RB(f)(h)(k)	5.00%	07/01/2046	7,000	6,999,963
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(f)(j)	5.25%	12/31/2054	$650	$666,785
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	250	226,608
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,691,538
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGI)(j)	4.00%	12/01/2049	2,000	1,799,272
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	150	128,518
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	150	162,577
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,935	2,796,400
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	710	709,838
Series 2025, RB	5.50%	12/01/2056	245	265,331
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	35	39,177
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,320	1,336,008
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	7,755	2,257,490
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	96,000	7,152,355
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	100	105,367
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,086,204
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	500	511,364
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	790	707,465
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(e)(i)	1.60%	03/15/2056	500	500,000
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	200,000
Series 2013 A, RB(b)	5.00%	07/01/2032	750	150,000
Series 2013 A, RB(b)	5.00%	07/01/2038	2,000	400,000
Triborough Bridge & Tunnel Authority; Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	891,050
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels); Series 2023 A, RB(h)	4.25%	05/15/2058	10,000	9,473,450
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,120	2,158,601
Series 2022 C, RB	5.00%	05/15/2047	175	182,813
Series 2022, RB(h)	5.25%	05/15/2062	8,000	8,271,777
Series 2026 A, RB	5.25%	11/15/2054	500	530,243
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	500	529,250
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,984,242
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(e)	6.20%	12/01/2042	200	202,833
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,030	1,062,724
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	440	494,633
Series 2026, RB(e)	6.38%	12/01/2055	100	103,656
Westchester County Local Development Corp. (Betheal Methodist); Series 2020 A, Ref. RB	5.00%	07/01/2040	150	141,782
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	409,324
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	350	340,043
Series 2021, Ref. RB(e)	4.50%	07/01/2056	600	501,103
Series 2021, Ref. RB(e)	5.00%	07/01/2056	400	362,859
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2023, RB (INS - AGI)(j)	5.75%	11/01/2048	150	161,811
Series 2023, RB (INS - AGI)(j)	5.75%	11/01/2053	1,250	1,333,180
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,500	2,181,346
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	175	168,893
				224,922,656
Puerto Rico–3.35%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	395	400,994
Series 2002, RB	5.63%	05/15/2043	145	147,031
Series 2005 A, RB(d)	0.00%	05/15/2050	3,000	625,927
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$1,849	$1,639,913
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB(d)	0.00%	07/01/2046	6,884	2,512,772
				5,326,637
Guam–0.17%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2045	250	268,657
TOTAL INVESTMENTS IN SECURITIES(l)–144.75% (Cost $233,580,550)				230,517,950
FLOATING RATE NOTE OBLIGATIONS–(16.08)%
Notes with interest and fee rates ranging from 2.12% to 2.87% at 05/31/2026 and contractual maturities of collateral ranging from 05/01/2043 to 05/16/2062(m)				(25,610,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.11)%				(46,356,447)
OTHER ASSETS LESS LIABILITIES–0.44%				704,295
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$159,255,798
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $756,823, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $19,039,333, which represented 11.96% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,660,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $37,274,004 are held by TOB Trusts and serve as collateral for the $25,610,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$230,517,950	$0	$230,517,950
Invesco Trust for Investment Grade New York Municipals